ACCOUNTS PAYABLE AND ACCRUED EXPENSES	3 Months Ended
Mar. 31, 2026
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 9 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consists of the following as of March 31, 2026 and December 31, 2025:

	March 31	December 31
	2026	2025
Accounts payable	$14,972,980	$15,155,264
Accrued liabilities	3,777,091	3,777,091
Total accounts payable and accrued expenses	$18,750,071	$18,643,326